Investments - Derivative Financial Assets and Liabilities by Type of Instrument (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative Financial Assets [Abstract]
Derivative financial assets	$ 187,064	$ 28,747
Derivative Financial Assets, Percentage	10000.00%	10000000.00%
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities	$ 149,879	$ 23,829
Fair value %	100	100,000
Derivatives
Disclosure Of Derivative Financial Assets And Liabilities By Type Of Instrument [Line Items]
Notional amount	$ 694,469	$ 214,954
Derivatives
Disclosure Of Derivative Financial Assets And Liabilities By Type Of Instrument [Line Items]
Notional amount	698,206	114,511
Derivative Financial Instruments - Energy trading contracts [Member]
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities	$ 149,879	$ 17,686
Fair value %	100	74,000
Derivative Financial Instruments - Energy trading contracts [Member] | Derivatives
Disclosure Of Derivative Financial Assets And Liabilities By Type Of Instrument [Line Items]
Notional amount	$ 562,219	$ 82,704
Derivative Financial Instruments - Warrants SPAC [Member]
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities	$ 0	$ 6,143
Fair value %	0	26,000
Derivative Financial Instruments - Warrants SPAC [Member] | Derivatives
Disclosure Of Derivative Financial Assets And Liabilities By Type Of Instrument [Line Items]
Notional amount	$ 132,250	$ 132,250
Not later than three months [member]
Derivative Financial Assets [Abstract]
Derivative financial assets	38,102	8,354
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities	32,465	7,699
Not later than three months [member] | Derivative Financial Instruments - Energy trading contracts [Member]
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities	32,465	7,699
Not later than three months [member] | Derivative Financial Instruments - Warrants SPAC [Member]
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities	0	0
Later than three months and not later than one year [member]
Derivative Financial Assets [Abstract]
Derivative financial assets	96,373	9,292
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities	84,958	14,050
Later than three months and not later than one year [member] | Derivative Financial Instruments - Energy trading contracts [Member]
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities	84,958	7,907
Later than three months and not later than one year [member] | Derivative Financial Instruments - Warrants SPAC [Member]
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities	0	6,143
Later than one year [member]
Derivative Financial Assets [Abstract]
Derivative financial assets	52,589	11,101
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities	32,456	2,080
Later than one year [member] | Derivative Financial Instruments - Energy trading contracts [Member]
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities	32,456	2,080
Later than one year [member] | Derivative Financial Instruments - Warrants SPAC [Member]
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities	0	0
Derivative Financial Instruments - Energy trading contracts [Member]
Derivative Financial Assets [Abstract]
Derivative financial assets	$ 179,498	$ 25,169
Derivative Financial Assets, Percentage	9600.00%	8800000.00%
Derivative Financial Instruments - Energy trading contracts [Member] | Derivatives
Disclosure Of Derivative Financial Assets And Liabilities By Type Of Instrument [Line Items]
Notional amount	$ 622,759	$ 90,386
Derivative Financial Instruments - Energy trading contracts [Member] | Not later than three months [member]
Derivative Financial Assets [Abstract]
Derivative financial assets	38,102	8,354
Derivative Financial Instruments - Energy trading contracts [Member] | Later than three months and not later than one year [member]
Derivative Financial Assets [Abstract]
Derivative financial assets	95,179	9,292
Derivative Financial Instruments - Energy trading contracts [Member] | Later than one year [member]
Derivative Financial Assets [Abstract]
Derivative financial assets	46,217	7,523
Derivative Financial Instruments - Tria call option [Member]
Derivative Financial Assets [Abstract]
Derivative financial assets	$ 6,372	$ 3,578
Derivative Financial Assets, Percentage	300.00%	1200000.00%
Derivative Financial Instruments - Tria call option [Member] | Derivatives
Disclosure Of Derivative Financial Assets And Liabilities By Type Of Instrument [Line Items]
Notional amount	$ 53,397	$ 24,125
Derivative Financial Instruments - Tria call option [Member] | Not later than three months [member]
Derivative Financial Assets [Abstract]
Derivative financial assets	0	0
Derivative Financial Instruments - Tria call option [Member] | Later than three months and not later than one year [member]
Derivative Financial Assets [Abstract]
Derivative financial assets	0	0
Derivative Financial Instruments - Tria call option [Member] | Later than one year [member]
Derivative Financial Assets [Abstract]
Derivative financial assets	6,372	$ 3,578
Derivative Financial Instruments - Total return swap [Member]
Derivative Financial Assets [Abstract]
Derivative financial assets	$ 1,194
Derivative Financial Assets, Percentage	100.00%
Derivative Financial Instruments - Total return swap [Member] | Derivatives
Disclosure Of Derivative Financial Assets And Liabilities By Type Of Instrument [Line Items]
Notional amount	$ 22,050
Derivative Financial Instruments - Total return swap [Member] | Not later than three months [member]
Derivative Financial Assets [Abstract]
Derivative financial assets	0
Derivative Financial Instruments - Total return swap [Member] | Later than three months and not later than one year [member]
Derivative Financial Assets [Abstract]
Derivative financial assets	1,194
Derivative Financial Instruments - Total return swap [Member] | Later than one year [member]
Derivative Financial Assets [Abstract]
Derivative financial assets	$ 0